RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF KEY MANAGEMENT PERSONNEL

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	June 30, 2025	June 30, 2024
Short-term salary and fees	290	379
Share based payments	7,797	900
Post-employment retirement benefits	39	39
Non-monetary benefits	17	21
Payments for legal services	-	180
Revaluation of financial liabilities at fair value	-	344
Payments for consultant services	-	566
	8,143	2,429

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	December 31, 2024	December 31, 2023
Share based payments	2,675	2,084
Short-term salary and fees	661	803
Revaluation of financial liabilities at fair value	344	1,204
Payments for legal services	337	287
Post-employment retirement benefits	98	98
Non-monetary benefits	41	49
Payment for Administrative services	-	34
Conversion of loan to ordinary shares	-	657
Short-term salary until deletion	-	22
	4,156	5,238

SCHEDULE OF BALANCE WITH RELATED PARTIES

2. Balance with related parties:		June 30, 2025	December 31, 2024
Key management	Salary and related	(202)	(166)
Directors	Consultant services	(134)	(83)
Joint Ventures	Investment in subsidiary	111	105
Joint Ventures	Other receivables	15	15
		(210)	(129)

2. Balance with related parties:		December 31, 2024	December 31, 2023
Key management	Salary and related	(166)	(219)
Directors	Consultant services	(83)	-
Joint Ventures	Investment in subsidiary	105	115
Joint Ventures	Other receivables	15	15
Shareholders	Other accounts payable	-	(3)
Shareholders	Trade payables	-	(58)
Shareholders	Derivatives	-	(476)
		(129)	(626)